Deferred Tax - Summary of Items with Respect to, Deferred Tax Assets have not been Recognised (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Deductible temporary differences	$ 74,409	$ 59,399
Tax losses	144,099	121,073
Deferred tax assets not yet recognised	$ 218,508	$ 180,472